Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments Tables
Schedule of Future Minimum Purchase Amounts

Future minimum purchase amounts under the International Distribution Agreement at December 31, 2015 are as follows:

Years ending December 31,	Amount
2016	$1,000,000
2017	1,500,000
2018	2,500,000
Total minimum purchase amounts	$5,000,000

Future minimum purchase amounts under the International Distribution Agreement at December 31, 2015 are as follows:

Years ending December 31,	Amount
2016	$1,000,000
2017	1,500,000
2018	2,500,000
Total minimum purchase amounts	$5,000,000

Schedule of Future Minimum Lease Costs

Future minimum lease payments under non-cancelable operating lease at December 31, 2015 are as follows:

Years ending December 31,	Amount
2016	$19,709
2017	1,150
Total minimum non-cancelable operating lease payments	$20,859